Long-term Investments - Equity Security with Or without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Jan. 30, 2019 CNY (¥)	Sep. 11, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Jul. 31, 2021 CNY (¥)
Equity Security with Readily Determinable Fair Values
Cost Basis				¥ 100,303	¥ 100,303
Unrealized Loss				(73,535)	(38,205)
Foreign Currency Translation				1,684	2,818
Fair Value				28,452	64,916
Total cash consideration for purchase of Series C preferred shares					65,000	¥ 98,000
Equity Securities without Readily Determinable Fair Values
Investment in affiliate				30,000	65,000	¥ 98,000
Equity interests in affiliate (as a percent)			19.82%			12.24%
Impairment				0	0	¥ 5,000
Equity method investment				¥ 0
Payments to Acquire Equity Method Investments	¥ 98,000	¥ 98,000
Equity method ownership percent	49.00%	49.00%
Disposal by sale | SEV related business
Equity Securities without Readily Determinable Fair Values
Total consideration			¥ 60,000		60,000
Equity Securities Without Readily Determinable Fair Values
Equity Securities without Readily Determinable Fair Values
Investment in affiliate					¥ 65,000
Impairment						¥ 5,000
Suzhou Huichuan United Power System Co., Ltd
Equity Securities without Readily Determinable Fair Values
Equity method investment									¥ 76,500
Equity method ownership percent									51.00%
Changzhou Huixiang New Energy Auto Parts Co., Ltd
Equity Securities without Readily Determinable Fair Values
Equity method investment									¥ 73,500
Equity method ownership percent									49.00%
Cango Inc.
Equity Security with Readily Determinable Fair Values
Number of Series C preferred shares purchased | shares							2,633,644	2,633,644
Total cash consideration for purchase of Series C preferred shares							¥ 100,303	$ 15,634
Equity Securities without Readily Determinable Fair Values
Investment in affiliate			¥ 60,000